Note 15 - Voyage Expenses and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Voyage Expenses And Vessel Operating Expenses [Abstract]
Voyage Expenses [Table Text Block]
	Year ended December 31,
Voyage Expenses	2011	2012	2013
Port expenses	2,221,470	1,749,565	2,067,494
Bunkers	11,554,144	7,253,583	8,347,130
Commissions	3,272,922	3,304,220	3,244,939
Other voyage expenses	780,684	396,382	643,067
Total	17,829,220	12,703,750	14,302,630

Vessels' Operating Expenses [Table Text Block]
	Year ended December 31,
Vessels’ Operating Expenses	2011	2012	2013
Crew wages and related costs	22,044,479	19,304,929	22,138,595
Insurance	1,410,889	1,260,289	1,667,915
Repairs and maintenance	4,940,185	3,026,513	4,243,133
Spares and consumable stores	5,886,002	5,313,053	5,757,455
Miscellaneous expenses	2,276,598	1,687,193	2,716,455
Total	36,558,153	30,591,977	36,523,553